INCOME TAXES	12 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES
11.	Income Taxes

Domestic and foreign components of loss before income taxes for the years ended June 30, 2017, 2016 and 2015 are as follows:

	For the year ended June 30,
	2017	2016	2015
Canada	$4,897	$4,542	$7,365
United States	9,733	6,866	18,505
Total	$14,630	$11,408	$25,870

Major components of income tax benefit for the year ended June 30, 2017, 2016 and 2015 are as follows:

	For the year ended June 30,
	2017	2016	2015
Current taxes	$—	$—	$—
Deferred taxes:
Canada	—	—	—
United States	—	—	(2,755)
Total deferred tax benefit	—	—	(2,755)
Total income tax benefit	$—	$—	$(2,755)

The following table is a reconciliation of income taxes at statutory rates with the reported taxes:

	For the year ended June 30,
	2017	2016	2015
Loss before income taxes	$14,630	$11,408	$25,870
Combined federal and provincial statutory income tax rate	26%	26%	26%
Income tax recovery at statutory tax rates	3,804	2,966	6,726
Foreign rate differential	1,218	893	2,405
Warrant expense	(66)	(399)	—
Share based compensation	(383)	(270)	(651)
Change in estimates related to prior years	(664)	(635)	—
Change in valuation allowance	(3,834)	(2,169)	(5,725)
Other	(75)	(386)	—
Income tax benefit	$—	$—	$2,755

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s net deferred tax asset balance as of June 30, 2016 has been revised to reflect the appropriate jurisdictional tax rate applied to Canadian temporary differences. On a consolidated basis, there was no impact on the Company’s income tax provision for the years ended June 30, 2016 and the net deferred tax balance as of June 30, 2016 has not changed due to a full valuation allowance, however, the net deferred tax assets before valuation allowance as of June 30, 2016 decreased by $1,783. The significant components of deferred taxes are as follows:

	As of June 30,
	2017	2016
Deferred tax assets
Mineral interest	$9,965	6,555
Net operating losses available for future periods	4,303	3,951
Other	216	144
Total deferred tax assets	14,484	10,650
Valuation allowance	(14,484)	(10,650)
Net deferred tax assets	$—	$—

The Company establishes a valuation allowance against future income tax assets if, based on available information, it is more likely than not that all of the assets will not be realized. The valuation allowance of $14,484 at June 30, 2017 relates mainly to net operating loss carryforwards in Canada and mineral interest due to deferred exploration expenditures in the United States, where the utilization of such attributes is not more likely than not. During the year ended June 30, 2015, the Company recognized $2,755 of deferred tax benefit which was generated during the year to offset existing deferred tax liabilities associated with the acquisition of the Elk Creek mineral interest.

The Company had cumulative net operating losses of $16,053 as of June 30, 2017 (2016 - $13,625) for federal income tax purposes and these carryforwards will expire between 2026 and 2037.

The Company had no unrecognized tax benefits as of June 30, 2017 or 2016. The Company recognizes interest accrued related to unrecognized tax benefits and penalties in its income tax provision. The Company has not recognized any interest or penalties in the fiscal years presented in these financial statements. The Company is subject to income tax in the U.S. federal jurisdiction and Canada. Certain years remain subject to examination but there are currently no ongoing exams in any taxing jurisdictions.